Shareholder Report, Average Annual Return (Details) B522229_Direxion Daily MSCI Emerging Markets Bear 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares NAV
Average Annual Return, Percent	(53.44%)	(25.16%)	(32.21%)
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.91%	7.46%	7.69%